Annual Total Returns[BarChart] - The Hartford Healthcare Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.71%	19.75%	49.43%	26.43%	12.68%	(8.57%)	21.60%	(3.00%)	33.27%	22.58%